Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of the Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	74-1365936
Plan number	001
Participant Loans	$ 435,961
Total	$ 25,222,659
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22,414,145
Short-term investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	238,767
Insurance Company General Account Fund:
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,786,698
Investment, Identifier [Axis]: AllianceBernstein | AB Small Cap Growth Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,050
Investment, Identifier [Axis]: American Funds | American Funds 2010 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,292
Investment, Identifier [Axis]: American Funds | American Funds 2015 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	162,140
Investment, Identifier [Axis]: American Funds | American Funds 2020 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,449,073
Investment, Identifier [Axis]: American Funds | American Funds 2025 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	614,292
Investment, Identifier [Axis]: American Funds | American Funds 2030 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,004,184
Investment, Identifier [Axis]: American Funds | American Funds 2035 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,089,270
Investment, Identifier [Axis]: American Funds | American Funds 2040 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,709,585
Investment, Identifier [Axis]: American Funds | American Funds 2045 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,631,723
Investment, Identifier [Axis]: American Funds | American Funds 2050 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,623,874
Investment, Identifier [Axis]: American Funds | American Funds 2055 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	480,470
Investment, Identifier [Axis]: American Funds | American Funds 2060 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	264,505
Investment, Identifier [Axis]: American Funds | American Funds 2065 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,062
Investment, Identifier [Axis]: American Funds | American Funds Income Fund of America R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	948,049
Investment, Identifier [Axis]: American Funds | American Funds New World R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	206,475
Investment, Identifier [Axis]: Black Rock | Blackrock Health Sciences Opps K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,296
Investment, Identifier [Axis]: DFA | DFA US Targeted Value I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	110,890
Investment, Identifier [Axis]: Diamond Hill Funds | Diamond Hill Large Cap Y
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	437,676
Investment, Identifier [Axis]: Dimensional Fund Advisors | Vanguard Developed Markets Index ADMIRALVTMGX
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	982,320
Investment, Identifier [Axis]: Empower Annuity Insurance Company of America | Empower Investments Fixed Account - Series Class V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,064,935
Investment, Identifier [Axis]: Fidelity | FIMM Government CL I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	177,133
Investment, Identifier [Axis]: Fidelity | Fidelity STIF
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	61,634
Investment, Identifier [Axis]: Globe Life Inc. | $1 par value of common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	68,851
Investment, Identifier [Axis]: Hartford Funds | Hartford International Opportunities R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	172,949
Investment, Identifier [Axis]: Metropolitan West Funds | Metropolitan West Total Return Bond PLANMWTSX
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	523,197
Investment, Identifier [Axis]: PGIM | PGIM High Yield R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	300,717
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Blue Chip Growth I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,081,013
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Diversified Mid Cap GR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	266,813
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Science & Tech I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	214,977
Investment, Identifier [Axis]: Vanguard | Vanguard 500 Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,045,576
Investment, Identifier [Axis]: Vanguard | Vanguard Emerging Markets Stock IDX ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	331,481
Investment, Identifier [Axis]: Vanguard | Vanguard Mid Cap Index ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	415,893
Investment, Identifier [Axis]: Vanguard | Vanguard Selected Value INV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,481
Investment, Identifier [Axis]: Vanguard | Vanguard Small Cap Index ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	529,863
Investment, Identifier [Axis]: Vanguard | Vanguard Total Bond Market Index ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 725,959